STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)		$ 6.48
Restricted stock
Shares
Outstanding, beginning balance (in shares)	7,583,255
Granted (in shares)	50,000
Vested (in shares)	(2,057,647)
Forfeited (in shares)	(244,664)
Outstanding, ending balance (in shares)	5,330,944	7,583,255
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share)	$ 4.61
Granted (in dollars per share)	2.33
Vested (in dollars per share)	5.32
Forfeited (in dollars per share)	5.16
Outstanding ending balance (in dollars per share)	$ 4.30	$ 4.61